Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of property, plant and equipment useful life

Computer hardware	3 years
Furniture, fixtures and equipment	5 – 7 years
Leasehold improvements	Lesser of lease term or estimated useful life

Schedule of estimated useful life of Identifiable Intangible Assets, net

Customer relationships	2 – 14 years
Databases and content	13 – 20 years
Finite-lived trade names	18 years
Indefinite-lived trade names	Indefinite